Tax Considerations	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Tax Status [Line Items]
Tax Considerations	Tax Considerations
The Plan is exempt from federal, state and local income taxes. The Plan obtained its latest favorable determination letter on October 27, 2016, in which the Internal Revenue Service stated that the Plan, as then designed, was in compliance with the applicable requirements of the IRC. The Plan has been amended since receiving the determination letter. However, the Plan Administrator and the Plan's tax counsel believe that the Plan is currently designed and being operated in compliance with the applicable requirements of the IRC.

The federal, state and local income tax treatments of distributions from the Plan depend upon when they are made and their form. The withdrawal of the principal amount of a participant's after-tax contribution is not, however, subject to tax. For tax years beginning after December 31, 1986, the Tax Reform Act of 1986 requires that an additional tax of 10% be applied to participant withdrawals from the Plan prior to death, disability, attainment of age 59-1/2 or under certain other limited circumstances. In the case of withdrawal by a participant employed by FE or its consolidated subsidiaries (FirstEnergy) prior to the attainment of age 59-1/2, the excess of the value of the withdrawal over the total amount of the participant's after-tax contributions, is taxable at ordinary income tax rates. The value of FE’s common stock withdrawn is considered to be its fair value on the date it is withdrawn.

In the case of a distribution that qualifies as a lump-sum distribution upon a participant's termination of employment with FirstEnergy or after attaining the age of 59-1/2, only the excess of the value of the lump sum distribution over the amount of the participant's after-tax contributions to the Plan (less withdrawals) is taxable at ordinary income tax rates. In determining the value of the lump-sum distribution, the FE common stock distributed in-kind or in cash is measured at fair value on the date it is withdrawn.
The Plan is subject to audits by taxing jurisdictions. GAAP requires Plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain position that more than likely would not be sustained upon examination by taxing authorities. The Plan Administrator has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025 and 2024, there are no uncertain positions taken or expected to be taken that would require recognition of a liability or disclosure in the financial statements.